Stock Option Plan (Details) - USD ($) $ in Thousands					1 Months Ended				12 Months Ended
	Aug. 07, 2013	Aug. 13, 2010	Jan. 07, 2002	Mar. 15, 1995	Aug. 17, 2007	Sep. 19, 2005	Sep. 30, 2003	Sep. 29, 1997	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted									5,669,000
Expiration period of options									10 years
Stock-based compensation expense (in Dollars)
Weighted average remaining contractual life									1 year 3 months 18 days
Options available for future grant									1,318,000	1,318,000
Number of vested shares									400,000	400,000
Intrinsic value of options vested (in Dollars)									$ 224	$ 628
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vested shares									400,000	400,000
Intrinsic value of options outstanding (in Dollars)									$ 224	$ 628
Stock Option Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, additional shares authorized	900,000
Stock option plan, shares authorized	3,500,000
The 1995 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of Common Stock				1,012,500
Increased shares of common stock								549,000
Total shares of common stock								1,561,500
The 2001 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of Common Stock			1,125,000
The 2003 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase shares of Common Stock							900,000
Increased shares of common stock		800,000			400,000	500,000
Total shares of common stock		2,600,000			1,800,000	1,400,000